SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Company prepares its consolidated financial statements (referred to herein as “financial statements”) in accordance with U.S. generally accepted accounting principles (“GAAP”). The financial statements include all accounts of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest. All intercompany transactions and balances between entities comprising the Company have been eliminated.

Accounting Estimates
Accounting Estimates
Management of the Company is required to make certain estimates, judgments and assumptions, if applicable, during the preparation of its financial statements in accordance with GAAP. These estimates, judgments and assumptions affect the amounts reported in the financial statements and the disclosures in the accompanying notes. Actual results could differ from these estimates.
On an ongoing basis, the Company evaluates its estimates, judgments and assumptions, if applicable, including those related to: the fair values of cash equivalents; the carrying value of accounts receivable, including the determination of the allowance for credit losses; the recoverability of right-of-use assets (“ROU assets”); the useful lives and recoverability of buildings, equipment, leasehold improvements and capitalized software and definite-lived intangible assets; the recoverability of goodwill and indefinite-lived intangible assets; the fair value of equity securities without readily determinable fair values; the fair value of interest rate swaps; contingencies; unrecognized tax benefits; the valuation allowance for deferred income tax assets; pension and post-retirement benefit plan assets and liabilities, including actuarial assumptions regarding discount rates, expected returns on plan assets, inflation and healthcare costs; and the fair value of and forfeiture rates for stock-based awards, among others. The Company bases its estimates, judgments and assumptions on historical experience, its forecasts and budgets and other factors that the Company considers relevant.

General Revenue Recognition
General Revenue Recognition
The Company accounts for a contract with a customer when it has approval and commitment from all authorized parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of the consideration is probable. Revenue is recognized when control of the promised services or goods is transferred to the Company’s customers and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services or goods.
The Company’s disaggregated revenue disclosures are presented in “Note 9—Segment Information.”
Transaction Price
The objective of determining the transaction price is to estimate the amount of consideration the Company is due in exchange for its services or goods, including amounts that are variable. Contracts may include sales incentives, such as volume discounts or rebates, which are accounted for as variable consideration when estimating the transaction price. The Company also maintains a liability for potential future refunds and customer credits, which is recorded as a reduction of revenue. All estimates of variable consideration are based upon historical experience and customer trends. The Company determines the total transaction price, including an estimate of any variable consideration, at contract inception and reassesses this estimate each reporting period.
The Company excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of revenue.
Arrangements with Multiple Performance Obligations
The Company’s contracts with customers may include multiple performance obligations. For such arrangements, the Company allocates revenue to each performance obligation based on its relative standalone selling price. The Company determines standalone selling prices based on the prices charged to customers, which are directly observable, or an estimate if not directly observable.
Practical Expedients and Exemptions
For contracts that have an original duration of one year or less, the Company uses the practical expedient available under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”), applicable to such contracts and does not consider the time value of money.
In addition, as permitted under the practical expedient available under ASC 606, the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is tied to sales-based or usage-based royalties, allocated entirely to unsatisfied performance obligations, or to a wholly unsatisfied promise accounted for under the series guidance and (iii) contracts for which the Company recognizes revenue at the amount which it has the right to invoice for services performed.
The Company also applies the practical expedient to expense commissions paid pursuant to sales incentive programs as incurred where the anticipated customer relationship period is one year or less as noted below.

Costs to Obtain a Contract with a Customer
The Company uses a portfolio approach to assess the accounting treatment of the incremental costs to obtain a contract with a customer. The Company recognizes an asset if we expect to recover those costs. To the extent that these costs are capitalized, the resultant asset is amortized on a systematic basis consistent with the pattern of the transfer of the services to which the asset relates. The Company has determined that certain costs, primarily commissions paid to employees pursuant to certain sales incentive programs and, for periods prior to the sale of its assets on February 15, 2024, mobile app store fees at Mosaic, meet the requirements to be capitalized as a cost of obtaining a contract.
Commissions Paid to Employees Pursuant to Sales Incentive Programs
The Company has determined that commissions paid to employees pursuant to certain sales incentive programs meet the requirements to be capitalized as the incremental costs to obtain a contract with a customer. When customer renewals are expected and the renewal commission is not commensurate with the initial commission, the average customer life includes renewal periods. Capitalized commissions paid to employees pursuant to these sales incentive programs are amortized over the estimated customer relationship period and are included in “Selling and marketing expense” in the statement of operations. The Company calculates the anticipated customer relationship period as the average customer life, which is based on historical data.
For sales incentive programs where the anticipated customer relationship period is one year or less, the Company has elected the practical expedient to expense the commissions as incurred.
Summary of Costs to Obtain a Contract with a Customer
The following table presents the capitalized sales commissions at December 31, 2025 and 2024:

	December 31,
	2025	2024
	(In thousands)
Current	$28	$20
Non-current	5	9
Total	$33	$29
During each of the years ended December 31, 2025 and 2024, the Company recognized expense of $0.1 million related to the amortization of capitalized sales commissions. There was no expense related to the amortization of sales commissions recognized during the year ended December 31, 2023.
Prior to the sale of its assets on February 15, 2024, the Company also recognized expense related to the amortization of capitalized app store fees at Mosaic, which is included in “Cost of revenue” in the statement of operations. During the years ended December 31, 2024 and 2023, the Company recognized expense of $3.1 million and $27.0 million, respectively.
The current and non-current capitalized costs to obtain a contract with a customer are included in “Other current assets” and “Other non-current assets,” respectively, in the balance sheet.
Commissions Paid to Third-Party Agents for the Sales of Magazine Subscriptions
People Inc. uses third-party agents to obtain certain magazine subscribers. The agents are paid a commission, which can be as much as the subscription price charged to the subscriber. People Inc. subscriptions do not have substantive termination penalties; therefore, the contract term is determined on an issue-by-issue basis. Accordingly, these commissions do not qualify for capitalization because there is no contract with a customer until a copy is prepared for shipment, at which point these costs are expensed. In the event a subscriber cancels their subscription, People Inc. recognizes a liability to the extent the commission is refundable to the third-party agent. People Inc. expenses additional amounts paid to agents (such as per subscriber bounties) to acquire subscribers as incurred. Expenses related to third-party agent sales of magazine subscriptions are included in “Selling and marketing expense” in the statement of operations.
People Inc.
People Inc. revenue consists of digital and print revenue. Digital revenue consists principally of advertising, performance marketing and licensing and other revenue. Print revenue consists principally of subscription, advertising, newsstand, project and other and performance marketing revenue.
Digital
Advertising
Advertising revenue is primarily related to revenue generated through digital advertisements and intent-based advertising targeting capabilities (D/Cipher+), which are sold directly to advertisers or through advertising agencies and programmatic advertising networks. Performance obligations consist of delivering advertisements with a promised number of actions related to the advertisements, such as impressions or clicks, displaying advertisements for an agreed upon amount of time or providing available advertising space. The price is determined by an agreed-upon pricing model such as CPM (cost-per-1,000 impressions), CPC (cost-per-click) or flat fees.
People Inc. recognizes revenue over time as performance obligations are satisfied. Revenue is recognized using an output method based on actions delivered or time elapsed depending on the nature of the performance obligation. People Inc. considers the right to receive consideration from a customer to correspond directly with the value to the customer of People Inc.’s performance completed to date. The customer is invoiced in the month following the month that the advertisements are delivered.
Performance Marketing
Performance marketing revenue includes commissions generated through affiliate commerce, performance marketing services and affinity marketing channels. Affiliate commerce commission revenue is generated when People Inc.’s branded content refers consumers to commerce partner websites resulting in a purchase or transaction. Performance marketing services commission revenue is generated on a cost-per-click or cost-per-action basis. Affiliate commerce and performance marketing services partners are invoiced monthly.
Affinity marketing programs are arrangements where People Inc. acts as an agent for both People Inc. and third-party publishers to market and place magazine subscriptions online for which commission revenue is earned when a subscriber name has been provided to the publisher. People Inc. net settles with the third-party publishers monthly.
Licensing and Other
Licensing and other revenue primarily includes revenue generated through brand and content licensing and similar agreements. Brand licensing generates royalties from long-term trademark licensing agreements with retailers, service providers, publishers and manufacturers. Content licensing royalties are earned from People Inc.’s relationship with Apple News+ as well as other content use and distribution relationships, including utilization in large-language models and other artificial intelligence related activities. Royalties from brand licenses are based on the sale or usage of the branded product, which is recognized over time when the sale or use occurs. Generally, revenues are accrued based on estimated sales and adjusted as actual sales are reported by People Inc.’s partners typically within three months of the initial estimates. Minimum guarantees, if applicable, are generally recognized as revenue over the term of the applicable contract. Royalties from content licenses are recognized as People Inc.’s content is delivered or access to the content is granted.
Print
Subscription
Subscription revenue relates to the sale of People Inc.’s magazines, including digital editions. People Inc.’s subscriptions do not have substantive termination penalties; therefore, the contract term is determined on an issue-by-issue basis. Most of People Inc.’s subscription sales are prepaid at the time of order and may be canceled at any time for a refund of the pro rata portion of the initial subscription. Accordingly, the amounts received from prepaid subscriptions are recorded as a customer deposit liability rather than as deferred revenue. Each issue is a distinct performance obligation and revenue is recognized when the publication is sent to the customer.
Advertising
Advertising revenue primarily relates to the sale of advertising in magazines directly to advertisers or through advertising agencies. Revenue is recognized on the magazine issue’s on-sale date, which is the date the magazine is published. The customer is invoiced, net of agency commissions, once the advertisements are published under normal industry trade terms.
Newsstand
Newsstand revenue is related to single copy magazines or bundles of single copy magazines sold to wholesalers for resale on newsstands. Publications sold to magazine wholesalers are sold with the right to receive credit from People Inc. for magazines returned to the wholesaler by retailers. Revenue is recognized based on estimated final sales on the issue’s on-sale date as the date aligns most closely with the date that control is transferred to the wholesaler. Wholesalers are invoiced a percentage of estimated final sales the month after the issue’s initial on-sale date. The previously estimated revenue is adjusted based upon the final sales, which occur when the final amounts are settled under normal industry terms.
Project and Other
Project and other revenue includes revenue streams that are primarily project based and may relate to any one or combination of the following activities: custom publishing, content strategy and development, email marketing, social media, database marketing and search engine optimization. Depending on the contractual arrangement, revenue is recognized either as the purchased advertising is run on third-party platforms, or over the contractual period when the products do not have an alternate use to the Company or its other clients. Payment terms vary based on the nature of the contract.
Performance Marketing
Performance marketing revenue principally consists of affinity marketing revenue through which People Inc. places magazine subscriptions for third-party publishers. Commissions are earned when a subscriber name has been provided to the publisher and any free trial period is completed, if applicable. People Inc. net settles with these third parties monthly.
Emerging & Other
Vivian Health revenue consists of subscription and usage revenue, which is generated through recruiting agencies and other employers that seek access to qualified healthcare professionals. Subscription revenue is recognized at the earlier of the full delivery of the promised services or over the length of the subscription period. There is usage revenue when the usage is in excess of the allotted amount included in the subscription; the usage revenue is recognized in the period in which services were delivered.
The Daily Beast revenue consists of advertising revenue, which is generated primarily through display advertisements (sold directly and through programmatic advertising networks), in addition to revenue generated through content licensing, in which licensing royalties are earned from the relationship with Apple News+ as well as other content use and distribution relationships, including utilization in large-language models and other AI related activities. Further, to a lesser extent, subscription revenue and affiliate commerce commission and event sponsorship revenue. Fees related to display advertisements are recognized when an advertisement is displayed.
Revenue of IAC Films is generated primarily through media production and distribution and recognized when control is transferred to the customer to broadcast or exhibit.
Mosaic Group revenue for periods prior to its sale on February 14, 2024 primarily consisted of fees paid by subscribers for downloadable mobile applications distributed through the Apple App Store and Google Play Store and fees received directly from consumers, as well as display advertisements. Fees related to subscription downloadable mobile applications were initially deferred and generally recognized either over the term of the subscription period, which was up to one year or at the time of the sale when the software license was delivered. Fees related to display advertisements were recognized when an advertisement was displayed.
Care.com (reflected in discontinued operations)
Care.com consists of consumer and enterprise revenue. Consumer revenue is primarily generated through subscription fees from families and caregivers, both domestically and internationally, for Care.com’s suite of products and services. Consumer also includes revenue generated through Care.com’s comprehensive household payroll and tax support services (HomePay), as well as through contracts with businesses that advertise on its platforms. Subscription fees for consumer services are deferred and recognized over the applicable subscription period, which ranges from one month up to one year. Enterprise revenue is generated primarily through annual contracts with businesses (Care for Business) (employers or re-sellers) who provide access to Care.com’s suite of products and services as an employee benefit. Fees from enterprise contracts include subscription revenue, which is deferred and recognized over the applicable subscription period, and backup care (including child, senior and pet) for employees, which is recognized upon delivery of service.
Search (reflected in discontinued operations)
Ask Media Group revenue consists primarily of advertising revenue generated principally through the display of paid listings in response to search queries, as well as from display advertisements appearing alongside content on its various websites and, to a lesser extent, affiliate commerce commission revenue. Paid listings are advertisements displayed on search results pages that generally contain a link to advertiser websites. The majority of the paid listings displayed by Ask Media Group is supplied to us by Google pursuant to the Services Agreement, which expired April 30, 2026 as described under “Shutdown of Search” in “Note 1—Organization.” Pursuant to this agreement, Ask Media Group businesses transmit search queries to Google, which in turn transmits a set of relevant and responsive paid listings back to these businesses for display in search results. This ad-serving process occurs independently of, but concurrently with, the generation of algorithmic search results for the same search queries. Google paid listings are displayed separately from algorithmic search results and are identified as sponsored listings on search results pages. Paid listings are priced on a price-per-click basis and when a user submits a search query through an Ask Media Group business and then clicks on a Google paid listing displayed in response to the query, Google bills the advertiser that purchased the paid listing and shares a portion of the fee charged to the advertiser with the Ask Media Group business. The Company recognizes paid listing revenue from Google when it delivers the user’s click. In cases where the user’s click is generated due to the efforts of a third-party distributor, we recognize the amount due from Google as revenue and record a revenue share or other payment obligation to the third-party distributor as traffic acquisition costs.
Desktop revenue consists principally of advertising revenue generated through the display of paid listings in response to search queries. The majority of the paid listings displayed are supplied to us by Google in the manner, and pursuant to the Services Agreement, described above.
Accounts Receivable, Net of the Allowance for Credit Losses
Accounts receivable include amounts billed and currently due from customers. The allowance for credit losses is based upon a number of factors, including the length of time accounts receivable are past due and the Company’s previous loss history. For customers with known financial deterioration (e.g. bankruptcy, liquidation), we evaluate the receivable individually and record a specific reserve to reduce the asset to its expected recoverable amount. Customer payments that are not collected in advance of the transfer of promised services or goods are generally due no later than 30 days from the invoice date, with the exception of invoices at People Inc., which vary by revenue stream as described above.
Deferred Revenue
Deferred revenue consists of payments received or amounts contractually due in advance of the Company's performance obligation. The Company’s deferred revenue is reported on a contract-by-contract basis at the end of each reporting period. The Company classifies deferred revenue as current when the remaining term or expected completion of its performance obligation is one year or less.
Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash, money market funds and time deposits, with maturities of less than 91 days from the date of purchase. Domestically, cash equivalents primarily consist of Aaa-mf and AAAm rated government money market funds. Internationally, cash equivalents primarily consist of Aaa-mf and AAAm rated government money market funds and time deposits, with maturities of less than 91 days from the date of purchase.

Accounting for Investments in Marketable Debt Securities
Accounting for Investments in Marketable Debt Securities
At times, the Company may invest in marketable debt securities with active secondary or resale markets to ensure portfolio liquidity to fund current operations or satisfy other cash requirements as needed.
Certain Risks and Concentrations
Certain Risks and Concentrations
Equity Price Risk
At December 31, 2025, the Company owns 65.8 million common shares of MGM, including 1.1 million common shares purchased in the fourth quarter of 2025 for $40.0 million, which represents approximately 25.5% of MGM’s common shares outstanding. The Company accounts for its investment in MGM under the equity method of accounting and has elected to account for this investment pursuant to the fair value option. The fair value of the investment in MGM is remeasured each reporting period based upon MGM’s closing stock price on the New York Stock Exchange on the last trading day in the reporting period; any unrealized pre-tax gains or losses are included in the statement of operations. For the years ended December 31, 2025, 2024 and 2023, the Company recorded unrealized pre-tax gains (losses) from its investment in MGM of $119.2 million, $(649.2) million and $721.7 million, respectively.
The cumulative unrealized net pre-tax gain at December 31, 2025 is $1.1 billion. At December 31, 2025 and 2024, the carrying value of the Company’s investment in MGM, which includes the cumulative unrealized pre-tax gains, was $2.4 billion and $2.2 billion, or approximately 33% and 23% of the Company’s consolidated total assets, respectively. A $2.00 increase or decrease in the share price of MGM would result in an unrealized gain or loss, respectively, of $131.6 million. At February 2, 2026, the fair value of the Company’s investment in MGM was $2.2 billion. The Company’s results of operations and financial condition have in the past been and may in the future be materially impacted by increases or decreases in the price of MGM common shares.
Interest Rate Risk
At December 31, 2025, the principal amount of the Company’s outstanding debt totals $1.44 billion. The $1.04 billion principal amount of the Term Loan A-1 due May 14, 2030 (“Term Loan A-1”) and the Term Loan B-2 due June 16, 2032 (“Term Loan B-2”) bear interest at variable rates based upon the secured overnight financing rate (“SOFR”).
People Inc. holds interest rate swaps to manage interest rate risk with a total notional amount of $350 million and which will expire on April 1, 2027 (“Interest Rate Swaps”). If SOFR were to increase or decrease by 100 basis points, the combined annual interest expense on the Term Loan A-1 and the Term Loan B-2, net of the impact related to the $350 million in notional amount of Interest Rate Swaps, would increase or decrease by $6.9 million.
Credit Risk
The Company has counterparty credit risk exposure to the private limited life insurance company, which issued the annuity contracts held by the IPC Pension Scheme (“IPC Plan”), which is the funded pension plan in the United Kingdom (“U.K.”), as well as certain financial institutions that are counterparties to the Interest Rate Swaps. In addition, cash and cash equivalents are maintained with financial institutions and are in excess of any applicable third-party insurance limits, such as the Federal Deposit Insurance Corporation and the Securities Investor Protection Corporation. Money market funds are not insured.
Other Risks
The Company is subject to certain risks and concentrations including certain customers, dependence on third-party technology providers and exposure to risks associated with online commerce security.

Buildings, Land, Equipment, Leasehold Improvements and Capitalized Software
Buildings, Land, Equipment, Leasehold Improvements and Capitalized Software
Buildings, land, equipment, leasehold improvements and capitalized software are recorded at cost or at fair value to the extent acquired in a business combination. Repairs and maintenance costs are expensed as incurred. Amortization of leasehold improvements, which is included in “Depreciation” in the statement of operations, and depreciation are computed using the straight-line method over the estimated useful lives of the assets, or, in the case of leasehold improvements, the lease term, if shorter.

Asset Category	Estimated Useful Lives
Buildings	5 to 39 Years
Equipment (including furniture)	3 to 12 Years
Leasehold improvements	4 to 11 Years
Capitalized software	2 to 3 Years

The Company capitalizes certain internal use software costs including external direct costs utilized in developing or obtaining the software and compensation for personnel directly associated with the development of the software. Capitalization of such costs begins when the preliminary project stage is complete and ceases when the project is substantially complete and ready for its intended purpose.
Business Combinations
Business Combinations
The purchase price of an acquisition is attributed to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, including identifiable intangible assets that either arise from a contractual or legal right or are separable from goodwill. The Company usually obtains the assistance of outside valuation experts in the allocation of purchase price to the identifiable intangible assets acquired. While outside valuation experts may be used, management has the ultimate responsibility for the valuation methods, models and inputs used and the resulting purchase price allocation. The excess purchase price over the value of net tangible and identifiable intangible assets acquired is recorded as goodwill and is assigned to the reporting unit(s) that is expected to benefit from the business combination as of the acquisition date.
Goodwill and Indefinite-Lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
People Inc. has two operating and reportable segments, which comprise People Inc.’s reporting units, Digital and Print. Care.com (reflected in discontinued operations) and Search (reflected in discontinued operations) are also separate operating and reportable segments and reporting units of the Company. Within Emerging & Other, Vivian Health, The Daily Beast and IAC Films are separate operating segments and reporting units. Goodwill is tested for impairment at the reporting unit level. See “Note 9—Segment Information” for additional information regarding the Company’s method of determining operating and reportable segments.
The Company assesses goodwill and indefinite-lived intangible assets, which are certain trade names and trademarks, for impairment annually at October 1 or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value.
The Company has the option to perform a qualitative assessment as part of its annual impairment assessment to evaluate whether it is more likely than not that the fair value of the reporting unit and/or the fair value of indefinite-lived intangible assets is less than their respective carrying value(s). If the qualitative assessment concludes that it is more likely than not that fair value is less than carrying value, a quantitative assessment is performed to estimate the fair value of the reporting unit and/or the fair value of indefinite-lived intangible assets. If the carrying value exceeds the estimated fair value, an impairment equal to the excess is recorded. Impairments of indefinite-lived intangible assets are included in “Amortization of intangibles” in the statement of operations.
For the Company’s annual goodwill test as of October 1, 2025, the Company elected to perform a qualitative assessment for each of its reporting units that have goodwill (the Company’s People Inc.’s Print, Search (reflected in discontinued operations), The Daily Beast and IAC Films reporting units have no goodwill for any period presented). The October 1, 2025 qualitative assessment resulted in no impairments.
The primary factors that the Company considered in its qualitative assessment were (i) the extent to which the most recent estimated fair value exceeded the carrying value for each reporting unit; (ii) the current year actual and forecasted operating results of the reporting unit; and (iii) an evaluation of relevant events and circumstances that may impact earnings or key valuation assumptions of each reporting unit such as cost factors, legal and regulatory environment, macroeconomic and market conditions, and other relevant factors that may affect the fair value of the reporting unit.
During the fourth quarter of 2025, the Company reassessed the fair value of and performed a quantitative test of the Care.com reporting unit (reflected in discontinued operations) and recorded a goodwill impairment of $207.5 million. The Company’s reassessment of goodwill for the Care.com reporting unit was based on current market conditions. The fair value of the reporting unit was determined using observable market participant data. During the fourth quarter of 2024, the Company reassessed the fair value of and performed a quantitative test of all of its reporting units that had goodwill. The Company’s reassessment of the goodwill of all of its reporting units as of December 31, 2024 was due to the decline in the Company’s stock price. No impairments of goodwill were recorded following this reassessment.
The aggregate carrying value of goodwill for which the most recent estimate of the excess of fair value over carrying value is less than 20% is $283.4 million, which is attributable to the Care.com reporting unit (reflected in discontinued operations).
Under a quantitative assessment, the fair value of the Company’s reporting units is generally determined using both an income approach based on discounted cash flows (“DCF”) and a market approach when it tests goodwill for impairment. Determining fair value using a DCF analysis requires the exercise of significant judgment with respect to several items, including the amount and timing of expected future cash flows and appropriate discount rates. The expected cash flows used in the DCF analyses were based on the Company’s then most recent forecast and budget and, for years beyond the budget, the Company’s estimates, which were based, in part, on forecasted growth rates. The discount rates used in the DCF analyses were intended to reflect the risks inherent in the expected future cash flows of the respective reporting units. Assumptions used in the DCF analyses, including the discount rate, were assessed based on each reporting unit’s then current results and forecasted future performance, as well as macroeconomic and industry specific factors. The discount rates used for determining the fair values of the Company’s Care.com reporting unit (reflected in discontinued operations) as of October 1, 2024 and People Inc.’s Digital reporting unit and the Company’s Care.com and Vivian Health reporting units as of December 31, 2024 were 14%, 14.5%, 14.5%, and 23%, respectively. Determining fair value using a market approach considers multiples of financial metrics based on both acquisitions and trading multiples of a selected peer group of companies. From the comparable companies, a representative market multiple was determined, which was applied to financial metrics to estimate the fair value of a reporting unit. To determine a peer group of companies for our respective reporting units, we considered companies relevant in terms of consumer use, monetization model, margin and growth characteristics, and brand strength operating in their respective sectors. The October 1, 2024 and 2023 annual assessments of goodwill resulted in no impairments.
For the year ended December 31, 2023, the Company recorded a goodwill impairment of $9.0 million following the Company’s reassessment of the fair value of the Mosaic Group reporting unit (included within Emerging & Other prior to the sale of its assets on February 15, 2024).
For its annual impairment test as of October 1, 2025, the Company elected to perform a qualitative assessment for each of its indefinite-lived intangible assets. The qualitative assessment as of October 1, 2025 resulted in no impairments. The primary factors that the Company considered in its qualitative assessment were (i) the extent to which the most recent estimated fair value exceeded the carrying value for each indefinite-lived intangible asset; (ii) the current year actual and forecasted operating results considered relevant for each applicable indefinite-lived intangible asset; and (iii) an evaluation of relevant events and circumstances that may impact key valuation assumptions or expected future cash flows of each indefinite-lived intangible asset such as cost factors, legal and regulatory environment, macroeconomic and market conditions, and other relevant factors that may affect the fair value of the indefinite-lived intangible asset.
For the years ended December 31, 2024 and 2023, the Company performed a quantitative assessment to determine the fair value of each of its indefinite-lived intangible assets as of October 1. When a quantitative test is performed, the Company determines the fair value of indefinite-lived intangible assets using an avoided royalty DCF valuation analysis. Significant judgments inherent in this analysis include the selection of appropriate royalty and discount rates and estimating the amount and timing of expected future cash flows. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the expected future cash flows generated by the respective intangible assets. The royalty rates used in the DCF analyses are based upon an estimate of the royalty rates that a market participant would pay to license the Company’s trade names and trademarks. The future cash flows are based on the Company’s then most recent forecast and budget and, for years beyond the budget, the Company’s estimates, which are based, in part, on forecasted growth rates. Assumptions used in the avoided royalty DCF analyses, including the discount rate and royalty rate, are assessed annually based on the actual and projected cash flows related to the asset, as well as macroeconomic and industry specific factors. The discount rates used in the Company’s indefinite-lived quantitative impairment assessment (including those of Care.com, reflected in discontinued operations) in 2024 ranged from 13.5% to 14% and the royalty rates used ranged from 2% to 8%. The October 1, 2024 annual assessment of indefinite-lived intangible assets resulted in no impairments. The October 1, 2023 quantitative assessment of indefinite-lived intangible assets identified an impairment of $79.9 million related to certain other indefinite-lived trade name intangible assets in People Inc.’s Digital segment. The discount rate used to value these trade names was 15.5% and the royalty rate was 6%.
During the first quarter of 2024, the Company determined that a projected reduction in future revenue related to certain indefinite-lived trade name intangible assets with a carrying value of $20.7 million in the People Inc.’s Digital segment resulted in a change in classification to definite-lived intangible assets to be amortized over their respective useful lives. There was no impairment recorded in connection with the change in classification.
During the third quarter of 2023, the Company determined that a projected reduction in future revenue related to a certain indefinite-lived trade name intangible asset in the People Inc.’s Digital segment was an indicator of possible impairment. Following the identification of the indicator, the Company updated its calculation of the fair value of the indefinite-lived intangible asset and recorded an impairment of $7.6 million. The discount rate used to value the trade name was 16% and the royalty rate was 8%. A quantitative assessment of this indefinite-lived trade name intangible asset was prepared as of October 1, 2023; this test resulted in no additional impairment as its carrying value approximates its fair value.
There are no indefinite-lived intangible assets for which the most recent estimate of the excess fair value over carrying value is less than 20%.

Long-Lived Assets
Long-Lived Assets
Long-lived assets, other than goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value.
During the first quarter of 2025, People Inc. amended a lease for the surrender of certain unoccupied office space early, for a total payment of $43.1 million, consisting of equal payments paid in January and April 2025. During the third quarter of 2025, People Inc. entered into an additional amendment to the lease, which provided for the surrender of additional office space early for a total payment of $8.5 million. As of December 31, 2025, $4.3 million remains outstanding and was paid in January 2026. Prior to these amendments, the lease for this office space would have expired in 2032. People Inc. recorded a total net gain related to these amendments of $41.5 million, which is reflected in “General and administrative expense” in the statement of operations. The ROU asset of the amended lease had been previously impaired in prior years.
During the first quarter of 2023, due to the continued decline in the commercial real estate market, People Inc. recorded impairment charges of $70.0 million related to certain unoccupied leased office space consisting of impairments of $44.7 million of an ROU asset and $25.3 million of the related leasehold improvements, furniture and equipment.
The impairment charges related to ROU assets are included in “General and administrative expense” and the impairment charges related to leasehold improvements, furniture and equipment are included in “Depreciation” in the statement of operations. The impairment charges represent the amount by which the carrying value of the asset group exceeded its estimated fair value, calculated using a DCF approach using sublease market assumptions of the expected cash flows and discount rate. The impairment charges were allocated between the ROU assets and related leasehold improvements, furniture and equipment of the asset group based on their relative carrying values.

Accounting for Investments in Equity Securities
Accounting for Investments in Equity Securities
The Company’s equity securities, other than those of its consolidated subsidiaries and those accounted for under the equity method, are accounted for at fair value under the measurement alternative in accordance with ASC Subtopic 321, Investments - Equity Securities, with any changes to fair value recognized in “Other income, net” in the statement of operations each reporting period. Under the measurement alternative, equity investments without readily determinable fair values are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar securities of the same issuer; fair value is generally determined based on a market approach as of the transaction date. A security will be considered identical or similar if it has identical or similar rights to the equity securities held by the Company. The Company reviews its investments in equity securities without readily determinable fair values for impairment each reporting period when there are qualitative factors or events that indicate possible impairment. Factors the Company considers in making this determination include negative changes in industry and market conditions, financial performance, business prospects, and other relevant events and factors. When indicators of impairment exist, the Company prepares quantitative assessments of the fair value of its investments in equity securities, which require judgment and the use of estimates. When the Company’s assessment indicates that the fair value of the investment is below its carrying value, the Company writes down the investment to its fair value and records the corresponding charge in “Other income, net” in the statement of operations.

Fair Value Measurements
Fair Value Measurements
The Company categorizes its financial instruments measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:
•Level 1: Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.
•Level 2: Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair values of the Company’s Level 2 financial assets are primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.

•Level 3: Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities. See “Note 3—Financial Instruments and Fair Value Measurements” for a discussion of fair value measurements made using Level 3 inputs.
Assets measured at fair value on a nonrecurring basis
The Company’s non-financial assets, such as goodwill, intangible assets, ROU assets, buildings, equipment, leasehold improvements and capitalized software are adjusted to fair value only when an impairment is recognized. The Company’s financial assets, comprising equity securities without readily determinable fair values, are adjusted to fair value when observable price changes are identified or an impairment is recognized. Such fair value measurements are based predominantly on Level 3 inputs. Refer to “Goodwill and Indefinite-Lived Intangible Assets” and “Long-Lived Assets” above for a description of impairment charges.

Advertising Costs
Advertising Costs
Advertising costs are expensed in the period incurred (when the advertisement first runs for production costs that are initially capitalized) and primarily represent online marketing, including fees paid to search engines, social media sites and other online marketing platforms, and offline marketing, which is primarily direct-mail costs for magazine subscription acquisition efforts at People Inc.
Legal Costs	Legal Costs Legal costs, other than certain costs incurred to obtain financing, which are generally capitalized, are expensed as incurred.
Interest Rate Swaps
Interest Rate Swaps
People Inc.’s Interest Rate Swaps have been designated as cash flow hedges and People Inc. applies hedge accounting to these contracts in accordance with FASB ASC Topic 815, Derivatives and Hedging. See “Note 6—Long-Term Debt” for a detailed description of long-term debt.
People Inc. assessed hedge effectiveness at the time of entering into these agreements and determined the Interest Rate Swaps are expected to be highly effective. The Company evaluates the hedge effectiveness of the Interest Rate Swaps quarterly, or more frequently, if necessary, by verifying (i) that the critical terms of the Interest Rate Swaps continue to match the critical terms of the hedged interest payments and (ii) that it is probable the counterparties will not default. If the two requirements are met, the Interest Rate Swaps are determined to be effective and all changes in the fair value of the Interest Rate Swaps are recorded in “Accumulated other comprehensive loss.” As cash flow hedges, the Interest Rate Swaps are recognized at fair value on the balance sheet as either assets or liabilities, with the changes in fair value recorded in “Accumulated other comprehensive loss” in the balance sheet. Realized gains or losses are reclassified into “Interest expense” in the statement of operations. The cash flows related to interest settlements of the hedged monthly interest payments are classified as operating activities in the statement of cash flows, consistent with the interest expense on the related Term Loan B-2 and the Term Loan B-1. See “Note 8—Accumulated Other Comprehensive Loss” for the net unrealized gains and losses before reclassifications in “Accumulated other comprehensive loss” and realized gains reclassified into “Interest expense” for the years ended December 31, 2025, 2024 and 2023.
Original Issue Discount, Debt Issuance Costs and Deferred Financing Costs
Original Issue Discount, Debt Issuance Costs and Deferred Financing Costs
Costs incurred to obtain financing are generally deferred and amortized to “Interest expense” in the statement of operations over the related financing period using the effective interest method. The Company records debt issuance costs as a direct reduction of the carrying value of the related debt. Financing costs related to the undrawn revolving credit facility are included in “Other non-current assets” in the balance sheet.

Income Taxes
Income Taxes
The Company accounts for income taxes under the liability method, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided if it is determined that it is more likely than not that the deferred tax asset will not be realized. The Company records interest, net of any applicable related income tax benefit, for uncertain tax positions as a component of income tax expense. The Company elects to recognize the tax on Global Intangible Low-Taxed Income as a period expense in the period the tax is incurred.
The Company evaluates and accounts for uncertain tax positions using a two-step approach. Recognition (step one) occurs when the Company concludes that a tax position, based solely on its technical merits, is more likely than not to be sustainable upon examination. Measurement (step two) determines the amount of benefit that is greater than 50% likely to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. De-recognition of a tax position that was previously recognized would occur when the Company subsequently determines that a tax position no longer meets the more-likely-than-not threshold of being sustained.

Pensions and Post-Retirement Benefits
Pensions and Post-Retirement Benefits
In connection with the acquisition of Meredith Holdings Corporation (“Meredith”) in December 2021, the Company assumed certain pension plan obligations. The funded plan in the U.K., the IPC Plan, and the funded plan in the U.S. were the two largest of these pension plans. The U.S. funded plan was terminated as of December 31, 2022 and fully settled in 2024.
The IPC Plan relates to a business that was sold by Meredith Corporation prior to December 2021. The IPC Plan has entered into two annuity contracts designed to provide payments equal to all future designated contractual benefit payments to covered participants. The value of these annuity contracts and the liabilities with respect to participants are expected to match. There are no active participants in the IPC Plan or the unfunded pension plan in the U.K. so there are no service costs with respect to these plans. Given the expected matching of assets and liabilities, People Inc. is not expected to be required to make additional contributions to the IPC Plan, however, People Inc. is expected to be required to provide funding to cover the IPC Plan’s operating expenses.
The U.S. unfunded plan was frozen with respect to new participants January 1, 2018 and was frozen for active participants as of December 31, 2024, and therefore, has no service costs in 2025 or in the future. Pension benefits for the U.S. unfunded plan are based on formulas that reflect pay credits allocated to participants’ accounts based on years of benefit service and annual pensionable earnings.
The unfunded plan in the U.S. and the unfunded plan in the U.K. are funded as payments are made to the plan participants, which can include the purchase of annuity contracts. Separately, the Company provides health care benefits for certain employees in the U.S. upon their retirement. This plan is the only plan with active participants accruing benefits based upon service and the expected cost of which is accrued over the period that the employees render service; this plan is funded as claims are paid. The service costs were less than $1 thousand for the year ended December 31, 2025; there are only four active participants in this plan accruing benefits as of December 31, 2025.
The Company utilizes a mark-to-market approach to account for pension and post-retirement benefits. Under this approach, the Company recognizes changes in the fair value of plan assets and liabilities and actuarial gains or losses in the fourth quarter of each fiscal year or whenever a plan is required to be remeasured. Events requiring a plan remeasurement are recognized in the quarter in which the remeasurement event occurs. The remaining components of pension and other post-retirement plan net periodic benefit cost (credit) are recorded on a quarterly basis.
The discount rate for the IPC Plan is an effective insurance settlement rate, using the estimated discount rates inherent in the annuity contracts at each measurement date. The discount rates utilized for the U.S. unfunded plan, post-retirement plan and unfunded U.K. plan were based on the investment yields of high-quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date.
Earnings Per Share
Earnings Per Share
Basic net earnings (loss) per share (“EPS”) is computed by dividing net earnings (loss) attributable to holders of People Incorporated common stock and Class B common stock by the weighted-average number of shares of common stock and Class B common stock outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vested resulting in the issuance of common stock that could share in the earnings of the Company.
Foreign Currency Translation and Transaction Gains and Losses
Foreign Currency Translation and Transaction Gains and Losses
The Company’s financial operations and operating results are principally derived from operations in the U.S. The financial position and operating results of foreign entities are based on their local currency and are consolidated using the local currency as the functional currency. These local currency assets and liabilities are translated at the rates of exchange as of the balance sheet date, and local currency revenue and expenses of these operations are translated at average rates of exchange during the period. Translation gains and losses are included in “Accumulated other comprehensive loss” as a component of shareholders’ equity. Foreign transaction exchange gains and losses resulting from assets and liabilities denominated in a currency other than the functional currency are included in the statement of operations as a component of “Other income, net” and were not material for the years ended December 31, 2025, 2024 and 2023. Translation gains and losses relating to foreign entities that were liquidated or substantially liquidated are reclassified out of accumulated other comprehensive (loss) income into earnings. See “Note 8—Accumulated Other Comprehensive Loss” for additional information.

Stock-Based Compensation	Stock-Based Compensation Stock-based compensation is measured at the grant date based on the fair value of the award and is generally expensed over the requisite service period.
Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interests
Noncontrolling interests in the subsidiaries of the Company are ordinarily reported on the balance sheet within shareholders’ equity, separately from the Company’s equity. However, securities that are redeemable at the option of the holder and not solely within the control of the issuer must be classified outside of shareholders’ equity. Accordingly, all noncontrolling interests that are redeemable at the option of the holder are presented outside of shareholders’ equity in the balance sheet.
In connection with the acquisition of certain subsidiaries, management of these businesses has retained an ownership interest. The Company is party to fair value put and call arrangements with respect to these interests. These put and call arrangements allow management of these businesses to require the Company to purchase their interests or allow the Company to acquire such interests at fair value, respectively. The put arrangements do not meet the definition of a derivative instrument as the put agreements do not provide for net settlement. These put and call arrangements become exercisable by the Company and the counterparty at various dates in the future. There were no arrangements exercised during the years ended December 31, 2025, 2024 and 2023. These put arrangements are exercisable by the counterparty outside the control of the Company. Accordingly, to the extent that the redemption amount of these interests exceeds the value determined by normal noncontrolling interest accounting, the value of such interests is adjusted to the redemption amount with a corresponding adjustment to additional paid-in capital. During the years ended December 31, 2025, 2024 and 2023, the Company recorded adjustments of $(0.5) million, $(7.0) million and $7.6 million, respectively, to (decrease) increase these interests to their redemption amounts. Adjustments to these interests require high levels of judgment and are based on various valuation techniques, including market comparables and discounted cash flow projections.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recent Accounting Pronouncements Adopted by the Company
Accounting Standards Update (“ASU”) No. 2023-09—Income Taxes (Topic 740)—Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU No. 2023-09, which established required categories and a quantitative threshold for the annual tabular rate reconciliation disclosures and disaggregated jurisdictional disclosures of income taxes paid. The Company retrospectively adopted ASU No. 2023-09 in its financial statements effective for the year ended December 31, 2025. See “Note 12—Income Taxes” for the updated disclosures.
Recent Accounting Pronouncements Not Yet Adopted by the Company
ASU No. 2024-03—Income Statement-Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)—Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU No. 2024-03, which is intended to provide users of financial statements with more decision-useful information about expenses of a public business entity, primarily through enhanced disclosures of certain components of expenses commonly presented within captions on the statement of operations, such as purchases of inventory, employee compensation, depreciation and amortization, as well as a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU No. 2024-03 also requires disclosure of the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. ASU No. 2024-03 is effective for fiscal years beginning after December 15, 2026 and for interim periods beginning after December 15, 2027. Early adoption is permitted and ASU No. 2024-03 may be applied either prospectively or retrospectively. ASU No. 2024-03 does not affect the Company’s results of operations, financial condition or cash flows. The Company plans to apply ASU 2024-03 on a prospective basis and does not plan to early adopt ASU No. 2024-03; the Company is currently assessing its impact on its disclosures.
ASU No. 2025-06—Intangibles—Goodwill and Other— Internal-Use Software (Subtopic 350-40): Targeted Improvements to Accounting for Internal-Use Software
In September 2025, the FASB issued ASU No. 2025-06, which amends the existing standard by removing references to software development project stages and clarifying the criteria for capitalization. ASU No. 2025-06 is effective for fiscal years beginning after December 15, 2027 and for interim periods within those fiscal years. Early adoption is permitted, and ASU No. 2025-06 may be applied prospectively, retrospectively or with a modified transition approach. The Company expects to adopt ASU No. 2025-06 on a prospective basis and is assessing its impact on its results of operations, financial condition and cash flows.